Liquidity Risks and Going Concern (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 30, 2026
Liquidity Risks and Going Concern [Line Items]
Cash	$ 1,175	$ 98	$ 177
Accumulated deficit	(37,751)	(33,080)	(30,061)
Net loss	(4,671)	(3,019)	(4,400)
Cash flows in operating activities	$ (3,041)	$ (3,624)	$ (2,601)
Forecast [Member]
Liquidity Risks and Going Concern [Line Items]
Cash				$ 428